Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	BMT Investment Funds
Central Index Key	0001698609
Amendment Flag	false
Document Creation Date	Sep. 25, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018
BMT Multi-Cap Fund | BMT Multi-Cap Fund
Prospectus:
Trading Symbol	BMTMX